RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares	3,444,882		3,444,882
Percentage of equity interest	9.90%
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Loan from related party	¥ 16,100		¥ 16,100	$ 2,300		¥ 11,000			¥ 0	¥ 16,100
Amount due to related party				9,100		57,100		$ 6,200	44,100	63,200
Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due from related party				20				10	100	100
Revenue from related party		¥ 0	¥ 10	10	¥ 20	50
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Net royalty paid					0	5,200
Funds to related party					0	600
Amount due from related party				100		1,000		$ 100	¥ 1,000	1,000
Revenue from related party					0	200
Amount due to related party				30		¥ 5,100				¥ 200
License Agreement
RELATED PARTY TRANSACTIONS AND BALANCES
Amount received for license agreement | $							$ 10,000
Outsourcing service fee | Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party				$ 0	¥ 400